Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net income	$ 126,230	$ 188,257	$ 25,502
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	243,457	199,337	149,465
Amortization of deferred revenue	(86,276)	(109,208)	(72,515)
Amortization of deferred costs	25,951	51,173	39,479
Amortization of deferred financing costs	11,278	10,416	10,106
Amortization of debt discount	1,015	817	445
Write-off of unamortized deferred financing costs	5,965	0	27,644
Costs on interest rate swap termination	0	0	38,184
Loss from construction contract rescission	38,084	0	0
Deferred income taxes	9,840	18,661	(3,119)
Share-based compensation expense	12,534	10,484	9,315
Changes in operating assets and liabilities:
Accounts receivable	62,977	(24,949)	(53,779)
Materials and supplies	(2,583)	(29,951)	(16,083)
Prepaid expenses and other assets	(10,840)	(56,493)	(30,840)
Accounts payable and accrued expenses	(18,712)	20,865	12,301
Deferred revenue	3,226	117,001	94,482
Net cash provided by operating activities	422,146	396,410	230,587
Cash flow from investing activities:
Capital expenditures	(181,458)	(1,136,205)	(876,142)
Decrease in restricted cash	0	0	172,184
Net cash used in investing activities	(181,458)	(1,136,205)	(703,958)
Cash flow from financing activities:
Net proceeds (payments) from shares issued under share-based compensation plan	(536)	95	0
Proceeds from long-term debt	315,000	760,000	1,656,250
Payments on long-term debt	(581,083)	(41,833)	(1,480,000)
Payments for costs on interest rate swap termination	0	0	(41,993)
Payments for financing costs	(4,070)	(7,569)	(62,684)
Purchases of treasury shares	(21,760)	(7,227)	0
Net cash provided by (used in) financing activities	(292,449)	703,466	71,573
Decrease in cash and cash equivalents	(51,761)	(36,329)	(401,798)
Cash and cash equivalents, beginning of period	167,794	204,123	605,921
Cash and cash equivalents, end of period	$ 116,033	$ 167,794	$ 204,123